Pension and Postretirement Benefit Plans and Defined Contribution Plans - Healthcare Cost Trend Rate Assumptions (Details) - Postretirement Benefits Plan [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Healthcare cost trend rate assumed for next year (up to age 65)	5.60%	5.80%
Healthcare cost trend rate assumed for next year (age 65 and older)	6.00%	6.50%
Rate to which the cost trend rate is assumed to decline	4.50%	4.50%